CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 5,167	$ 3,691
Cash and cash equivalents	$ 5,167	$ 3,691